TAX MATTERS	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Disclosure of income tax [text block]

20) TAX MATTERS

a) Income tax

The reconciliation between the income tax expense that would result in applying the statutory tax rate and the income tax expense recorded is as follow:

	Thousands of U.S. dollars
	For the years ended December 31,
	2017	2018	2019
(Loss)/profit before income tax	(1,035)	33,900	(44,475)
Income tax applying the statutory tax rate	310	(12,899)	11,726
Permanent differences	(12,635)	(5,052)	(78)
Adjustments due to international tax rates	(1,320)	2,240	(4,718)
Tax credits	1,112	2,297	(4,705)
DTA write off	-	-	(38,639)
Other adjustments	-	-	196
Total income tax expense	(12,533)	(13,414)	(36,218)

Permanent differences in 2019 are mainly related to non-deductible expenses in Brazil, Spain and Mexico.

The breakdown of the Atento Group’s income tax expense is as follow:

	Thousands of U.S. dollars
	For the years ended December 31,
	2017	2018	2019
Current tax expense	(20,175)	(23,165)	(20,438)
Deferred tax	7,642	9,751	(15,780)
Total income tax expense	(12,533)	(13,414)	(36,218)

b) Deferred tax assets and liabilities

Details of deferred tax assets and liabilities at December 31, 2018 and 2019 are as follow:

	Thousands of U.S. dollars
	2018	2019
Deferred tax assets
Tax loss carryforwards	23,414	32,743
Tax credits	3,935	4,575
Deferred tax assets from temporary differences
Litigations provisions	23,709	10,903
Financial costs	41,504	7,942
Fixed Assets	6,312	6,371
Others	26,289	37,097

Total deferred tax assets	125,163	99,631

Deferred tax liabilities
Intangible assets – PPA	(26,376)	(19,040)
Others	(3,845)	(1,338)

Total deferred tax liabilities	(30,221)	(20,378)

The deferred tax not recognized as of December 31, 2019 is 22,532 thousand of U.S. dollars (39,869 thousand of U.S. dollars in December 31, 2018).

The temporary differences associated with investments in the Atento’s subsidiaries, for which a deferred tax liability has not been recognized, aggregate to 4,623 thousand of U.S. dollars. Atento has determined that the undistributed profits of its subsidiaries, joint venture or associate will not be distributed in the foreseeable future.

The breakdown and balances of deferred tax assets and deferred tax liabilities at December 31, 2018 and 2019 are as follow:

	Thousands of U.S. dollars
	Balance at 12/31/2017	Income Statement			Translation differences	Balance at 12/31/2018
		Increases	Decreases

DEFERRED TAX ASSETS	131,326	19,324	(14,537)	-	(10,950)	125,163
Unused tax losses (*)	29,663	2,246	(1,557)		(6,938)	23,414
Unused tax credits	5,381	310	(72)		(1,684)	3,935
Deferred tax assets (temporary differences)	96,282	16,768	(12,908)		(2,328)	97,814
DEFERRED TAX LIABILITIES	(43,942)	(569)	6,794		7,496	(30,221)
Deferred tax liabilities (temporary differences)	(43,942)	(569)	6,794		7,496	(30,221)

(*) Tax credits for loss carryforwards.

	Thousands of U.S. dollars
	Balance at 12/31/2018	Income Statement		Translation differences	Balance at 12/31/2019
		Increases	Decreases

DEFERRED TAX ASSETS	125,163	43,128	(69,768)	1,108	99,631
Unused tax losses (*)	23,414	25,955	(20,967)	4,341	32,743
Unused tax credits	3,935	6,002	(3,833)	(1,529)	4,575
Deferred tax assets (temporary differences) (**)	97,814	11,171	(44,968)	(1,704)	62,313
DEFERRED TAX LIABILITIES	(30,221)	(1,561)	3,563	7,841	(20,378)
Deferred tax liabilities (temporary differences)	(30,221)	(1,561)	3,563	7,841	(20,378)

(*) Tax credits for loss carryforwards.
(**) The decrease is mainly due to DTA write off.

There is not estimation of distribute future dividends until this report date. Dividends distribution must be subject to Board approval, and will depend on the Company’s future earnings, cash flow, financial condition, financial covenants and other relevant factors. There are no income tax consequences attached to the payment of dividends in either 2019 or 2018 by the Company to its shareholders.

	Thousands of U.S. dollars
2018	2019	2020	2021	2022	2023	2024	Subsequent years	Total
Tax losses	12,804	9,365	1,245	-	-	-	-	23,414
Deductible temporary differences	14,390	15,801	18,152	24,736	24,736	-	-	97,815
Tax credits for deductions	1,220	842	581	401	276	191	426	3,935
Total deferred tax assets	28,414	26,008	19,978	25,137	25,012	191	426	125,164
Total deferred tax liabilities	(236)	2,684	4,696	6,082	7,038	7,697	2,260	30,221

	Thousands of U.S. dollars
2019	2020	2021	2022	2023	2024	2025	Subsequent years	Total
Tax losses	5,414	4,330	4,555	1,134	1,380	543	1,672	19,028
Deductible temporary differences	20,790	12,023	11,765	10,540	10,321	5,058	5,171	75,667
Tax credits for deductions	3,056	1,520	-	-	-	-	-	4,575
Deferred tax assets from temp.differ- IFRS	360							360
Total deferred tax assets	35,019	16,936	15,486	10,737	10,764	4,806	5,883	99,631
Total deferred tax liabilities	3,058	194	29	29	29	17,037	-	20,378

c) Taxes receivables/payables

Details of taxes receivables and payables at December 31, 2018 and 2019 are as follow:

	Thousands of U.S. dollars
	As of December 31,
Receivables	2018	2019
Non-current
Indirect taxes	6,061	5,650
Current
Indirect taxes	11,956	17,819
Other taxes	8,019	6,845
	19,975	24,664
Income tax	26,421	28,709
Total	52,457	59,023

	Thousands of U.S. dollars
	As of December 31,
Payables	2018	2019

Non-current
Social security	3,145	2,754
Current
Indirect taxes	28,188	35,370
Other taxes	50,323	58,395
	78,511	93,765
Income tax	10,615	12,671
Total	92,271	109,190